S000001256 [Member] Investment Objectives and Goals - HIGH YIELD FIXED INCOME FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD FIXED INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks a high level of current income. In doing so, the Fund also may consider the potential for capital appreciation.